The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 89.0%
	Aerospace — 1.9%
12,500	Aerojet Rocketdyne Holdings Inc.†	$444,125
1,500	Avio SpA	21,134
128,000	BBA Aviation plc	415,119
16,500	Kaman Corp.	964,260
100,000	Rolls-Royce Holdings plc	1,176,379
1,000	United Technologies Corp.	128,890

		3,149,907

	Automotive — 1.9%
4,300	Ferrari NV	575,340
76,000	Navistar International Corp.†	2,454,800

		3,030,140

	Automotive: Parts and Accessories — 2.0%
49,000	Brembo SpA	555,706
90,400	Dana Inc.	1,603,696
5,000	Linamar Corp.	179,294
20,000	Modine Manufacturing Co.†	277,400
50,000	Uni-Select Inc.	518,577
2,500	Visteon Corp.†	168,375

		3,303,048

	Aviation: Parts and Services — 0.5%
10,000	AAR Corp.	325,100
6,000	Arconic Inc.	114,660
1,000	Curtiss-Wright Corp.	113,340
4,000	Ducommun Inc.†	174,080

		727,180

	Broadcasting — 1.7%
30,000	Beasley Broadcast Group Inc., Cl. A	119,400
93,000	Corus Entertainment Inc., Cl. B	411,988
9,000	Discovery Inc., Cl. A†	243,180
62,000	Grupo Televisa SAB, ADR	685,720
275,000	ITV plc	455,241
500	Liberty Broadband Corp., Cl. A†	45,820
1,603	Liberty Broadband Corp., Cl. C†	147,059
2,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	76,360
10,000	Sinclair Broadcast Group Inc., Cl. A	384,800
25,000	Sirius XM Holdings Inc.	141,750

		2,711,318

	Building and Construction — 4.4%
10,000	Arcosa Inc.	305,500
15,500	Armstrong Flooring Inc.†	210,800
1,000	Bouygues SA	35,728
23,200	GCP Applied Technologies Inc.†	686,720
11,000	IES Holdings Inc.†	195,470
6,000	Johnson Controls International plc	221,640
125,000	USG Corp.	5,412,500

		7,068,358

Shares		Market Value

	Business Services — 4.6%
3,000	Aramark	$88,650
3,000	Core-Mark Holding Co. Inc.	111,390
100,000	Diebold Nixdorf Inc.†	1,107,000
7,000	Donnelley Financial Solutions, Inc.†	104,160
15,000	Fly Leasing Ltd., ADR†	207,600
53,500	Herc Holdings Inc.†	2,085,430
48,808	JCDecaux SA	1,484,837
13,000	Loomis AB, Cl. B	447,442
25,200	Macquarie Infrastructure Corp.	1,038,744
20,000	Ocean Outdoor Ltd.†	158,000
4,000	Ströeer SE & Co. KGaA	234,222
2,500	The Brink’s Co.	188,525
12,000	The Interpublic Group of Companies Inc.	252,120

		7,508,120

	Cable and Satellite — 1.5%
1,000	AMC Networks Inc., Cl. A†	56,760
150	Cable One Inc.	147,207
5,000	Cogeco Communications Inc.	319,303
80,733	Dish TV India Ltd., GDR	42,772
12,000	Intelsat SA†	187,920
15,834	Liberty Global plc, Cl. A†	394,583
51,712	Liberty Global plc, Cl. C†	1,251,948
2,126	Liberty Latin America Ltd., Cl. A†	41,117
1,000	Rogers Communications Inc., Cl. B	53,820

		2,495,430

	Computer Software and Services — 1.1%
5,000	AVEVA Group plc	210,086
8,000	Blucora Inc.†	267,040
14,000	Carbonite Inc.†	347,340
25,000	Computer Task Group Inc.†	107,500
21,000	Internap Corp.†	104,160
3,000	InterXion Holding NV†	200,190
1,000	Perspecta Inc.	20,220
4,000	Rocket Internet SE†	101,407
2,000	Twitter Inc.†	65,760
3,500	zooplus AG†	398,896

		1,822,599

	Consumer Products — 4.7%
2,400	Church & Dwight Co. Inc.	170,952
200	dormakaba Holding AG	143,209
1,500	Edgewell Personal Care Co.†	65,835
9,400	Energizer Holdings Inc.	422,342
21,300	Hunter Douglas NV	1,428,825
300	L’Oreal SA	80,699
13,000	Marine Products Corp.	175,110
9,000	Mattel Inc.†	117,000
12,500	Nilfisk Holding A/S†	493,960
600	Nintendo Co. Ltd., ADR	21,522
1,500	Salvatore Ferragamo SpA	32,172

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Consumer Products (Continued)
45,000	Scandinavian Tobacco Group A/S	$561,198
6,000	Shiseido Co. Ltd.	432,392
3,500	Spectrum Brands Holdings Inc.	191,730
2,000	Spin Master Corp., Sub Voting†	55,973
63,000	Swedish Match AB	3,211,223

		7,604,142

	Consumer Services — 0.6%
120,000	AA plc	142,228
3,000	Allegion plc	272,130
17,500	Ashtead Group plc	422,240
30,000	MoneyGram International Inc.†	61,200

		897,798

	Diversified Industrial — 4.2%
31,000	Ampco-Pittsburgh Corp.†	102,300
3,000	Colfax Corp.†	89,040
3,000	Crane Co.	253,860
25,362	EnPro Industries Inc.	1,634,581
38,000	Greif Inc., Cl. A	1,567,500
25,000	Griffon Corp.	462,000
3,000	Haynes International Inc.	98,490
1,500	Jardine Matheson Holdings Ltd.	93,540
2,000	Jardine Strategic Holdings Ltd.	74,860
1,000	Moog Inc., Cl. A	86,950
24,200	Myers Industries Inc.	414,062
5,000	Raven Industries Inc.	191,850
5,000	Smiths Group plc	93,451
5,000	Sulzer AG	487,572
36,000	Toray Industries Inc.	229,616
13,000	Tredegar Corp.	209,820
7,000	Trinity Industries Inc.	152,110
16,000	Ultra Electronics Holdings plc	332,595
14,500	Wartsila OYJ Abp	233,978

		6,808,175

	Educational Services — 0.0%
10,000	Universal Technical Institute Inc.†	34,100

	Electronics — 1.3%
7,000	Datalogic SpA	163,328
44,000	Sony Corp., ADR	1,858,560

		2,021,888

	Energy and Utilities: Electric — 0.6%
31,200	Algonquin Power & Utilities Corp.	350,908
5,500	El Paso Electric Co.	323,510
7,500	Fortis Inc.	277,192

		951,610

	Energy and Utilities: Integrated — 0.9%
12,000	Avista Corp.	487,440
15,000	Hawaiian Electric Industries Inc.	611,550

Shares		Market Value

100,000	Hera SpA	$361,654

		1,460,644

	Energy and Utilities: Natural Gas — 1.2%
26,000	National Fuel Gas Co.	1,584,960
1,200	Southwest Gas Holdings Inc.	98,712
9,000	Whiting Petroleum Corp.†	235,260

		1,918,932

	Energy and Utilities: Services — 0.6%
15,000	Dril-Quip Inc.†	687,750
10,830	KLX Energy Services Holdings Inc.†	272,266
110,000	SD Standard Drilling plc†	15,636
30,000	Weatherford International plc†	20,940

		996,592

	Energy and Utilities: Water — 1.1%
60,600	Beijing Enterprises Water Group Ltd.	37,441
1,400	Consolidated Water Co. Ltd.	18,018
17,000	Mueller Water Products Inc., Cl. A	170,680
62,500	Severn Trent plc	1,608,534

		1,834,673

	Entertainment — 2.6%
36,000	Borussia Dortmund GmbH & Co. KGaA	330,738
95,000	Entertainment One Ltd.	552,841
10,500	Golden Entertainment Inc.†	148,680
14,075	Liberty Media Corp.-Liberty Braves, Cl. A†	393,255
21,011	Liberty Media Corp.-Liberty Braves, Cl. C†	583,475
6,000	Manchester United plc, Cl. A	115,320
476	Modern Times Group MTG AB, Cl. B	6,098
7,500	National CineMedia Inc.	52,875
476	Nordic Entertainment Group AB, Cl. B†	11,161
5,000	Reading International Inc., Cl. A†	79,800
1,900	The Madison Square Garden Co., Cl. A†	556,947
16,000	Viacom Inc., Cl. A	519,200
11,000	Viacom Inc., Cl. B	308,770
13,000	Vivendi SA	376,674
115,970	Wow Unlimited Media Inc.†	91,120
66,666	Wow Unlimited Media Inc.†(a)	52,381

		4,179,335

	Environmental Services — 1.3%
40,000	Evoqua Water Technologies Corp.†	503,200
2,000	Stericycle Inc.†	108,840
10,000	Tomra Systems ASA	297,973
13,972	Waste Connections Inc.	1,237,779

		2,147,792

	Equipment and Supplies — 2.7%
2,400	A.O. Smith Corp.	127,968
25,000	Flowserve Corp.	1,128,500
13,500	Graco Inc.	668,520
19,000	Interpump Group SpA	619,792

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
36,000	Mueller Industries Inc.	$1,128,240
8,000	Watts Water Technologies Inc., Cl. A	646,560

		4,319,580

	Financial Services — 4.7%
600	Alleghany Corp.†	367,440
7,000	Churchill Capital Corp., Cl. A†	94,080
110,000	Earthport plc†	52,294
14,000	Ellie Mae Inc.†	1,381,660
53,000	FinecoBank Banca Fineco SpA	697,087
35,000	Flushing Financial Corp.	767,550
100,000	GAM Holding AG	312,327
1,000	Groupe Bruxelles Lambert SA	97,166
24,000	H&R Block Inc.	574,560
6,000	I3 Verticals Inc., Cl. A†	144,120
30,000	Kinnevik AB, Cl. A	792,165
52,000	Kinnevik AB, Cl. B	1,346,800
35,020	Oaktree Specialty Lending Corp.	181,404
64,000	Resona Holdings Inc.	277,008
16,880	Synovus Financial Corp.	579,997

		7,665,658

	Food and Beverage — 16.6%
7,000	Britvic plc	86,841
3,000	Campbell Soup Co.	114,390
280	Chocoladefabriken Lindt & Spruengli AG	1,903,691
44,500	Chr. Hansen Holding A/S	4,510,578
6,000	Coca-Cola Amatil Ltd.	36,852
3,000	Coca-Cola HBC AG	102,178
110,000	Cott Corp.	1,607,100
336,000	Davide Campari-Milano SpA	3,297,961
6,000	Dean Foods Co.	18,180
1,400	Diageo plc, ADR	229,054
2,000	Fevertree Drinks plc	78,642
1,800	Fomento Economico Mexicano SAB de CV, ADR	166,104
1,000	Heineken Holding NV	100,173
3,500	International Flavors & Fragrances Inc.	450,765
39,000	ITO EN Ltd.	2,023,369
600	J & J Snack Foods Corp.	95,304
12,000	Kameda Seika Co. Ltd.	574,935
10,000	Kerry Group plc, Cl. A	1,110,538
43,200	Kikkoman Corp.	2,116,539
101,000	Maple Leaf Foods Inc.	2,336,147
17,500	Massimo Zanetti Beverage Group SpA	117,392
29,000	Nomad Foods Ltd.†	593,050
11,000	Post Holdings Inc.†	1,203,400
820,198	Premier Foods plc†	388,851
7,500	Remy Cointreau SA	1,000,325
1,800	Symrise AG	162,179
400	The J.M. Smucker Co.	46,600
9,000	Treasury Wine Estates Ltd.	95,410

Shares		Market Value

1,000	TreeHouse Foods Inc.†	$64,550
40,000	Tsingtao Brewery Co. Ltd., Cl. H	188,536
215,000	Vitasoy International Holdings Ltd.	1,040,771
16,000	Yakult Honsha Co. Ltd.	1,117,387

		26,977,792

	Health Care — 6.0%
17,500	Bausch Health Cos. Inc.†	432,250
1,000	Bio-Rad Laboratories Inc., Cl. A†	305,680
150	Bio-Rad Laboratories Inc., Cl. B†	42,538
85,000	BioScrip Inc.†	170,000
2,000	BioTelemetry Inc.†	125,240
75,000	BTG plc†	815,175
3,000	Cantel Medical Corp.	200,670
8,700	Cardiovascular Systems Inc.†	336,342
1,500	Charles River Laboratories International Inc.†	217,875
6,000	Clovis Oncology Inc.†	148,920
7,504	Cutera Inc.†	132,521
3,500	DaVita Inc.†	190,015
4,000	DENTSPLY SIRONA Inc.	198,360
2,000	Draegerwerk AG & Co. KGaA	85,702
30,000	Electromed Inc.†	154,500
47,000	Endo International plc†	377,410
25,000	Evolent Health Inc., Cl. A†	314,500
3,000	Gerresheimer AG	225,473
1,250	ICU Medical Inc.†	299,163
4,000	Idorsia Ltd.†	70,379
80,000	InfuSystems Holdings Inc.†	400,800
2,000	Integer Holdings Corp.†	150,840
5,000	Lantheus Holdings Inc.†	122,400
2,000	Ligand Pharmaceuticals Inc.†	251,420
3,206	Medivir AB, Cl. B†	5,379
5,000	NeoGenomics Inc.†	102,300
4,000	Nevro Corp.†	250,040
15,000	Nuvectra Corp.†	165,150
4,500	Orthofix Medical Inc.†	253,845
15,000	Osiris Therapeutics Inc.†	285,000
46,000	Patterson Cos. Inc.	1,005,100
7,000	Perrigo Co. plc	337,120
6,000	Semler Scientific Inc.†	256,620
3,000	Spark Therapeutics Inc.†	341,640
6,000	SurModics Inc.†	260,880
7,000	Teladoc Health Inc.†	389,200
500	The Cooper Companies Inc.	148,085
1,000	Zoetis Inc.	100,670

		9,669,202

	Hotels and Gaming — 3.1%
3,000	Eldorado Resorts Inc.†	140,070
24,000	Full House Resorts Inc.†	48,480
56,000	International Game Technology plc	727,440
866,250	Mandarin Oriental International Ltd.	1,689,187
24,000	MGM Resorts International	615,840

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
8,000	Ryman Hospitality Properties Inc., REIT	$657,920
260,000	The Hongkong & Shanghai Hotels Ltd.	374,270
7,000	Wynn Resorts Ltd.	835,240

		5,088,447

	Machinery — 3.8%
17,002	Astec Industries Inc.	641,995
300	Bucher Industries AG	100,326
170,031	CNH Industrial NV, Borsa Italiana	1,728,806
245,000	CNH Industrial NV, New York	2,499,000
5,000	Twin Disc Inc.†	83,250
13,000	Xylem Inc.	1,027,520

		6,080,897

	Manufactured Housing and Recreational Vehicles — 0.1%
2,000	Cavco Industries Inc.†	235,060

	Media — 1.8%
63,000	Tribune Media Co., Cl. A	2,906,820

	Metals and Mining — 0.4%
3,000	Allegheny Technologies Inc.†	76,710
26,000	Cameco Corp.	306,540
12,000	TimkenSteel Corp.†	130,320
5,000	Wheaton Precious Metals Corp.	119,100

		632,670

	Publishing — 0.8%
1,250	Graham Holdings Co., Cl. B	853,975
2,000	Meredith Corp.	110,520
19,000	The E.W. Scripps Co., Cl. A	399,000

		1,363,495

	Real Estate — 0.2%
11,001	Griffin Industrial Realty Inc.	383,385

	Retail — 2.8%
1,000	Aaron’s Inc.	52,600
9,000	AutoNation Inc.†	321,480
9,500	Avis Budget Group Inc.†	331,170
600	Biglari Holdings Inc., Cl. A†	441,258
2,000	Carvana Co.†	116,120
800	Casey’s General Stores Inc.	103,016
2,900	Fnac Darty†	216,493
75,900	Hertz Global Holdings Inc.†	1,318,383
5,000	Macy’s Inc.	120,150
13,000	MarineMax Inc.†	249,080
3,000	Movado Group Inc.	109,140
1,200	Murphy USA Inc.†	102,744
4,000	Penske Automotive Group Inc.	178,600
5,000	PetIQ Inc.†	157,050
6,000	Rush Enterprises Inc., Cl. B	249,180
2,000	Sally Beauty Holdings Inc.†	36,820

Shares		Market Value

400,000	Sun Art Retail Group Ltd.	$389,811

		4,493,095

	Specialty Chemicals — 2.2%
8,500	Ashland Global Holdings Inc.	664,105
80,000	Element Solutions Inc.†	808,000
8,000	H.B. Fuller Co.	389,120
18,000	Huntsman Corp.	404,820
5,000	Sensient Technologies Corp.	338,950
18,000	SGL Carbon SE†	159,009
6,000	T Hasegawa Co. Ltd.	96,634
2,000	Takasago International Corp.	60,363
700	Treatt plc	3,683
34,021	Valvoline Inc.	631,430

		3,556,114

	Telecommunications — 1.5%
1,200	BCE Inc.	53,268
45,000	Communications Systems Inc.	119,250
15,000	Gogo Inc.†	67,350
6,000	Harris Corp.	958,260
6,000	Hellenic Telecommunications Organization SA, ADR	39,960
10,000	Inmarsat plc	72,286
8,500	Loral Space & Communications Inc.†	306,425
100,000	Pharol SGPS SA†	21,650
33,000	Telekom Austria AG	239,876
33,000	Vodafone Group plc, ADR	599,940

		2,478,265

	Transportation — 0.8%
17,500	Fortress Transportation & Infrastructure Investors LLC	299,425
12,500	GATX Corp.	954,625

		1,254,050

	Wireless Communications — 2.8%
65,500	Millicom International Cellular SA, SDR	3,976,934
13,000	United States Cellular Corp.†	596,830

		4,573,764

	TOTAL COMMON STOCKS	144,350,075

	CLOSED-END FUNDS — 0.1%
25,000	MVC Capital Inc.	226,750

	PREFERRED STOCKS — 0.2%
	Financial Services — 0.2%
18,200	The Phoenix Companies Inc., 7.450%, 01/15/32	299,809

	RIGHTS — 0.0%
	Health Care — 0.0%
1,500	Tobira Therapeutics Inc.†(b)	90

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 10.7%
$17,474,000	U.S. Treasury Bills, 2.351% to 2.486%††, 05/02/19 to 09/19/19	$17,363,872

	TOTAL INVESTMENTS — 100.0% (Cost $139,729,008)	$162,240,596

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of the Rule 144A security amounted to $52,381 or 0.03% of total investments.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value

United States	57.9%	$93,891,528

Europe	30.2	48,913,364

Japan	5.4	8,808,325

Canada	3.5	5,678,451

Asia/Pacific	2.5	4,063,450

Latin America	0.5	869,842

Africa/Middle East	0.0 *	15,636

Total Investments	100.0%	$162,240,596

*	Amount represents less than 0.05%.